Split-Tenor Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Long and short-term loans raised	$ 1,543.8	$ 1,167.9	$ 1,619.9	$ 1,312.3
Collateralized | Split tenor revolving credit facility
Debt Instrument [Line Items]
Balance at beginning	430.0		498.5
Long and short-term loans raised	70.0	540.0	221.0
Long and short-term loans repaid	(500.0)	(40.0)	(289.5)
Balance at end		$ 500.0	$ 430.0